Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Loss carry forward	$ 26,869	$ 635
Accumulated capital losses	29,740
Deferred tax asset	$ 1,000
Israel [Member]
Taxes on Income [Line Items]
Corporate tax rate percentage	23.00%	23.00%	23.00%